UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           06/30/09

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

WESTCLIFF CAPITAL MANAGEMENT, LLC
200 Seventh Avenue, Suite 105
Santa Cruz, CA  95062

Form 13F File Number:  028-07054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

RICHARD S. SPENCER III
Managing Member of Westcliff Capital Management, LLC
831-477-4412


Signature, Place and Date of Signing:

/s/ Richard S. Spencer III
-------------------------------------
Richard S. Spencer III
Santa Cruz, CA
08/14/2009


Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 64

Form 13F Information Table Value Total (x$1000):   $82,024

List of Other Included Managers:    		      None

                                               Westcliff Capital Management, LLC
                                                   FORM 13F INFORMATION TABLE
							  06/30/2009


		               TITLE		 VALUE     SHARES/   SH/  PUT/  INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER		     OF CLASS   CUSIP    (X$1000)  PRN AMT   PRN  CALL  DSCRETN MGERS    SOLE   SHARED  NONE
---------------------------  -------- --------- ---------- --------  ---  ----  ------- ------  ------  ------  ----
--------------------------------------------------------------------------------------------------------------------
agnico-eagle mines ltd		COM	008474108   2490     47445    SH	Sole		  47445
aurora oil & gas corp		COM	052036100    110   3673000    SH	Sole		3673000
barrick gold corp		COM	067901108   2270     67675    SH	Sole		  67675
big lots inc			COM	089302103    608     28890    SH	Sole		  28890
bj svcs co			COM	055482103   1524    111800    SH	Sole		 111800
brigham exploration co		COM	109178103   2791    797540    SH	Sole		 797540
cache inc			COM	127150308    586    151100    SH	Sole		 151100
calfrac well services ltd	COM	CA1295841    512     48240    SH	Sole		  48240
carrizo oil & co inc		COM	144577103    741     43230    SH	Sole		  43230
ce franklin ltd			COM	125151100   3179    606594    SH	Sole		 606594
complete production services	COM	20453E109   3624    569788    SH	Sole		 569788
comstock res inc		COM	205768203   1072     32450    SH	Sole		  32450
concurrent computer corp new	COM	206710402   2008    352230    SH	Sole		 352230
energy fuels inc		COM	292671104    392   1321230    SH	Sole		1321230
energy xxi (bermuda) ltd	COM	G10082108    208    402624    SH	Sole		 402624
evergreen energy inc		COM	30024B104   1230   1255163    SH	Sole		1255163
evergreen energy inc_warrants	COM	30024B104      0   5543562    SH	Sole		5543562
exco resources inc		COM	269279402   3026    234190    SH	Sole		 234190
farmer bros co			COM	307675108    228      9960    SH	Sole		   9960
forest oil corp			COM	346091705    525     35180    SH	Sole		  35180
green mountain coffee roasting	COM	393122106     48       810    SH	Sole		    810
goldcorp inc			COM	380956409   2559     73630    SH	Sole		  73630
goodrich pete corp		COM	382410405    611     24850    SH	Sole		  24850
gse systems inc			COM	36227K106   1331    197250    SH	Sole		 197250
gse systems inc warrants	COM	36227K106     61     81667    SH	Sole		  81667
hercules offshore inc		COM	427093109   2360    595965    SH	Sole		 595965
integrated silicon solution	COM	45812P107    157     59300    SH	Sole		  59300
kinross gold corp		COM	496902404   2755    151815    SH	Sole		 151815
kodiak oil & gas corp		COM	50015Q100    162    148380    SH	Sole		 148380
lattice semiconductor corp	COM	518415104     89     47360    SH	Sole		  47360
neutral tandem inc		COM	64128B108   1796     60830    SH	Sole		  60830
newmont mining corp		COM	651639106   2239     54795    SH	Sole		  54795
novatel wireless inc		COM	66987M604   1738    192670    SH	Sole		 192670
omnivision technologies		COM	682128103   1002     96420    SH	Sole		  96420
paladin res nl			COM	Q7264T104    925    233600    SH	Sole		 233600
patterson uti energy inc	COM	703481101   1293    100510    SH	Sole		 100510
petrohawk energy corp		COM	716495106   2328    104380    SH	Sole		 104380
pioneer drilling co		COM	723655106   1722    359560    SH	Sole		 359560
pioneer nat res co		COM	723787107    936     36690    SH	Sole		  36690
precision drilling corp		COM	740215108   3532    723783    SH	Sole		 723783
rf micro devices inc		COM	749941100    819    217900    SH	Sole		 217900
smith intl inc			COM	832110100    690     26790    SH	Sole		  26790
smith micro software inc	COM	832154108   1960    199960    SH	Sole		 199960
st mary ld & expl co		COM	792228108    972     46560    SH	Sole		  46560
stec inc			COM	784774101   2593    111820    SH	Sole		 111820
superior well svcs inc		COM	86837X105   1411    237172    SH	Sole		 237172
support.com inc			COM	86858W101   1884    864171    SH	Sole		 864171
swift energy co			COM	870738101    915     54930    SH	Sole		  54930
synaptics inc			COM	87157D109   3331     86190    SH	Sole		  86190
tesco corp			COM	88157K101    303     38110    SH	Sole		  38110
treasur island rty tr unit	COM	894626209    497   1274742    SH	Sole		1274742
trinidad drilling ltd		COM	CA8963561   1137    268760    SH	Sole		 268760
triquint semiconductor inc	COM	89674K103   1080    203440    SH	Sole		 203440
trueblue inc			COM	89785X101   1175    139851    SH	Sole		 139851
uex corp			COM	902666106    677    609860    SH	Sole		 609860
union drilling inc		COM	90653P105   2594    391886    SH	Sole		 391886
ur energy inc			COM	91688R108    755    955760    SH	Sole		 955760
uranium energy corp com		COM	916896103   1990    686160    SH	Sole		 686160
uranium energy corp warrants	COM	916896103      0    208333    SH	Sole		 208333
w & t offshore inc		COM	92922P106    985    101100    SH	Sole		 101100
weatherford international ltd	COM	H27013103    549     28080    SH	Sole		  28080
whole foods mkt inc		COM	966837106    638     33610    SH	Sole		  33610
xtreme coil drilling corp	COM	98417D102    168     50000    SH	Sole		  50000
xtreme coil drilling corp	COM	98417D102    133     39510    SH	Sole		  39510

REPORT SUMMARY 		  64	DATA RECORDS	   82024      0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED